Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2011
Accounts payable and accrued liabilities [Text Block]
8.	Accounts payable and accrued liabilities

	2011	2010

Accounts payable - trade	$261,235	$322,593
Lawsuit settlement liability	73,135	73,135
Accrued interest	30,115	6,115
Accrued management fees	40,750	7,000
Accured professional fees	10,088	-
Accrued Voisey's Bay reimbursement	-	8,229

	$415,323	$417,072